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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Invesco Charter Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2015

invesco.com/us	CHT-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.93%

Advertising–1.17%

Publicis Groupe S.A. (France)	871,895	$65,368,556

Apparel, Accessories & Luxury Goods–2.63%

Hermes International (France)	17,520	5,948,189
LVMH Moet Hennessy Louis Vuitton S.A. (France)	359,197	57,996,823
Prada S.p.A. (Italy)	4,542,400	26,559,196
PVH Corp.	512,982	56,561,395
		147,065,603

Asset Management & Custody Banks–2.11%

Northern Trust Corp.	1,799,955	117,681,058

Auto Parts & Equipment–1.21%

Johnson Controls, Inc.	1,458,521	67,777,471

Biotechnology–2.87%

Celgene Corp. (b)	1,104,424	131,603,164
Gilead Sciences, Inc. (b)	275,009	28,829,193
		160,432,357

Brewers–1.35%

Molson Coors Brewing Co. -Class B	992,467	75,358,019

Cable & Satellite–1.03%

Comcast Corp. -Class A	1,087,563	57,798,536

Casinos & Gaming–1.06%

Las Vegas Sands Corp.	1,093,766	59,468,057

Communications Equipment–4.47%

Cisco Systems, Inc.	2,706,213	71,349,306
F5 Networks, Inc. (b)	619,348	69,131,624
QUALCOMM, Inc.	1,747,203	109,130,299
		249,611,229

Construction Machinery & Heavy Trucks–0.62%

Caterpillar Inc.	434,565	34,752,163

Consumer Finance–2.51%

American Express Co.	1,735,996	140,077,517

Department Stores–1.56%

Macy’s, Inc.	1,366,498	87,291,892

Distillers & Vintners–1.27%

Diageo PLC (United Kingdom)	2,398,863	71,052,039

Diversified Banks–1.45%

U.S. Bancorp	1,934,146	81,060,059

Electric Utilities–1.29%

Duke Energy Corp.	830,268	72,349,554

	Shares	Value

Electrical Components & Equipment–1.05%

Eaton Corp. PLC	933,837	$58,915,776

Electronic Equipment & Instruments–0.40%

Keysight Technologies, Inc. (b)	669,854	22,366,425

Electronic Manufacturing Services–2.39%

TE Connectivity Ltd. (Switzerland)	2,008,243	133,327,253

Food Retail–0.95%

Kroger Co. (The)	768,480	53,063,544

Health Care Facilities–1.23%

HCA Holdings, Inc. (b)	968,457	68,566,756

Health Care Services–2.08%

Express Scripts Holding Co. (b)	1,437,916	116,054,200

Heavy Electrical Equipment–1.36%

ABB Ltd. (Switzerland)	3,953,472	75,729,577

Home Improvement Retail–1.41%

Lowe’s Cos., Inc.	1,159,913	78,595,705

Industrial Machinery–5.43%

FANUC Corp. (Japan)	121,200	20,354,040
Illinois Tool Works Inc.	766,720	71,373,965
Parker Hannifin Corp.	448,071	52,182,349
SKF AB -Class B (Sweden)	3,848,065	90,673,484
Stanley Black & Decker Inc.	736,264	68,951,123
		303,534,961

Insurance Brokers–1.83%

Marsh & McLennan Cos., Inc.	1,897,084	102,006,207

Integrated Oil & Gas–0.56%

Chevron Corp.	304,575	31,228,075

Investment Banking & Brokerage–1.13%

Charles Schwab Corp. (The)	2,436,933	63,311,519

IT Consulting & Other Services–1.69%

International Business Machines Corp.	615,275	94,327,810

Life Sciences Tools & Services–2.56%

Agilent Technologies, Inc.	1,339,708	50,600,771
Thermo Fisher Scientific, Inc.	738,926	92,520,925
		143,121,696

Movies & Entertainment–0.81%

Twenty-First Century Fox, Inc. -Class A	1,363,749	45,221,917

Multi-Sector Holdings–2.79%

Berkshire Hathaway Inc. -Class A (b)	722	155,854,530

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Oil & Gas Equipment & Services–3.07%

Cameron International Corp. (b)	1,517,493	$67,953,336
Halliburton Co.	1,215,697	48,615,723
Schlumberger Ltd.	664,517	54,749,556
		171,318,615

Oil & Gas Exploration & Production–3.70%

Anadarko Petroleum Corp.	822,773	67,261,693
EOG Resources, Inc.	996,978	88,760,951
Pioneer Natural Resources Co.	338,381	50,936,492
		206,959,136

Packaged Foods & Meats–1.14%

Danone (France)	942,380	63,435,462

Paper Products–1.04%

International Paper Co.	1,100,000	57,926,000

Pharmaceuticals–9.59%

Bayer AG (Germany)	460,568	66,551,544
GlaxoSmithKline PLC –ADR (United Kingdom)	1,474,209	64,865,196
Merck & Co., Inc.	1,563,405	94,242,053
Roche Holding AG (Switzerland)	324,648	87,694,935
Sanofi -ADR (France)	1,620,582	74,692,624
Shire PLC -ADR (Ireland)	315,914	69,267,304
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,376,823	78,286,156
		535,599,812

Property & Casualty Insurance–3.21%

Allstate Corp. (The)	910,771	63,562,708
Progressive Corp. (The)	4,459,658	115,728,125
		179,290,833

Railroads–2.40%

Norfolk Southern Corp.	516,880	52,706,254
Union Pacific Corp.	693,410	81,274,586
		133,980,840

Semiconductor Equipment–1.61%

Applied Materials, Inc.	2,185,610	49,919,332
KLA-Tencor Corp.	648,915	39,888,805
		89,808,137

Semiconductors–3.92%

Analog Devices, Inc.	2,237,690	116,594,838
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	102,115,654
		218,710,492

Systems Software–2.29%

Microsoft Corp.	1,604,663	64,828,385
Oracle Corp.	1,512,918	63,376,135
		128,204,520

Technology Hardware, Storage & Peripherals–1.52%

EMC Corp.	3,266,776	84,707,502

	Shares	Value

Trading Companies & Distributors–0.02%

Veritiv Corp. (b)	21,030	$1,069,796

Wireless Telecommunication Services–1.15%

Vodafone Group PLC -ADR (United Kingdom)	1,830,677	64,311,683
Total Common Stocks & Other Equity Interests (Cost $3,581,968,116)		4,967,692,889

Money Market Funds–10.98%

Liquid Assets Portfolio –Institutional Class (c)	306,663,445	306,663,445
Premier Portfolio –Institutional Class (c)	306,663,445	306,663,445
Total Money Market Funds (Cost $613,326,890)		613,326,890
TOTAL INVESTMENTS–99.91% (Cost $4,195,295,006)		5,581,019,779
OTHER ASSETS LESS LIABILITIES–0.09%		5,196,408
NET ASSETS–100.00%		$5,586,216,187

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,916,923,931	$664,095,848	$—	$5,581,019,779

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $703,475,279 and $312,521,494, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,469,965,110
Aggregate unrealized (depreciation) of investment securities	(90,040,787)
Net unrealized appreciation of investment securities	$1,379,924,323
Cost of investments for tax purposes is $4,201,095,456.

Invesco Charter Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2015

invesco.com/us	DDI-QTR-1	01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.05%

Aerospace & Defense–3.56%

General Dynamics Corp.	1,552,762	$206,843,426
Raytheon Co.	1,767,328	176,821,166
		383,664,592

Air Freight & Logistics–0.79%

United Parcel Service, Inc. -Class B	858,994	84,902,967

Apparel Retail–0.88%

Guess?, Inc.	1,350,091	25,354,709
TJX Cos., Inc. (The)	1,059,081	69,835,801
		95,190,510

Apparel, Accessories & Luxury Goods–1.51%

Coach, Inc.	2,614,106	97,218,602
Columbia Sportswear Co.	1,543,060	65,580,050
		162,798,652

Asset Management & Custody Banks–2.32%

Federated Investors, Inc. -Class B	3,908,112	123,535,420
Legg Mason, Inc.	2,288,445	126,871,391
		250,406,811

Auto Parts & Equipment–0.91%

Johnson Controls, Inc.	2,099,973	97,585,745

Brewers–2.53%

Heineken N.V. (Netherlands)	3,663,026	273,140,332

Building Products–1.18%

Masco Corp.	5,124,864	127,301,622

Data Processing & Outsourced Services–1.00%

Automatic Data Processing, Inc.	1,303,458	107,574,389

Department Stores–0.89%

Marks & Spencer Group PLC (United Kingdom)	13,156,411	95,983,233

Distillers & Vintners–0.10%

Treasury Wine Estates Ltd. (Australia)	2,956,155	11,228,748

Drug Retail–1.97%

Walgreens Boots Alliance, Inc.	2,883,846	212,683,643

Electric Utilities–8.95%

American Electric Power Co., Inc.	2,283,990	143,457,412
Duke Energy Corp.	2,088,313	181,975,595
Entergy Corp.	1,014,147	88,748,004
Exelon Corp.	5,542,015	199,734,221
Pepco Holdings, Inc.	5,916,525	162,408,611
PPL Corp.	5,300,497	188,167,643
		964,491,486

	Shares	Value

Food Distributors–1.78%

Sysco Corp.	4,892,175	$191,626,495

Gas Utilities–0.98%

AGL Resources Inc.	1,865,411	105,171,872

General Merchandise Stores–1.83%

Target Corp.	2,677,704	197,105,792

Health Care Equipment–1.70%

Medtronic PLC	612,374	43,723,504
Stryker Corp.	1,526,304	138,969,979
		182,693,483

Heavy Electrical Equipment–1.03%

ABB Ltd. (Switzerland)	5,792,839	110,963,035

Hotels, Resorts & Cruise Lines–2.10%

Accor S.A. (France)	2,587,685	129,418,980
Marriott International Inc. -Class A	1,301,046	96,927,927
		226,346,907

Household Products–3.16%

Kimberly-Clark Corp.	1,505,721	162,557,639
Procter & Gamble Co. (The)	2,113,524	178,148,938
		340,706,577

Housewares & Specialties–1.69%

Newell Rubbermaid Inc.	4,946,403	182,373,879

Industrial Machinery–0.72%

Pentair PLC (United Kingdom)	1,252,225	77,400,027

Integrated Oil & Gas–2.73%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,515,379	143,746,033
Total S.A. (France)	2,910,906	150,392,049
		294,138,082

Integrated Telecommunication Services–3.17%

AT&T Inc.	6,590,490	216,958,931
Deutsche Telekom AG (Germany)	7,193,355	124,243,987
		341,202,918

Investment Banking & Brokerage–1.21%

Charles Schwab Corp. (The)	5,002,485	129,964,560

Life & Health Insurance–1.80%

Lincoln National Corp.	1,701,841	85,058,013
StanCorp Financial Group, Inc.	1,751,995	108,693,770
		193,751,783

Motorcycle Manufacturers–0.28%

Harley-Davidson, Inc.	494,311	30,498,989

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Movies & Entertainment–0.96%

Time Warner Inc.	1,321,304	$102,969,221

Multi-Line Insurance–0.70%

Hartford Financial Services Group, Inc. (The)	1,952,220	75,941,358

Multi-Utilities–3.30%

Consolidated Edison, Inc.	2,616,360	181,261,421
Dominion Resources, Inc.	940,882	72,344,417
Sempra Energy	911,790	102,047,537
		355,653,375

Oil & Gas Drilling–0.72%

Nabors Industries Ltd.	6,756,616	77,768,650

Oil & Gas Equipment & Services–1.09%

Baker Hughes Inc.	2,025,061	117,433,287

Packaged Foods & Meats–9.44%

Campbell Soup Co.	6,179,722	282,660,484
General Mills, Inc.	6,601,337	346,438,166
Kraft Foods Group, Inc.	3,267,394	213,491,524
Mead Johnson Nutrition Co.	669,296	65,918,963
Mondelez International Inc. -Class A	3,091,600	108,947,984
		1,017,457,121

Paper Packaging–1.21%

Avery Dennison Corp.	1,232,585	64,427,218
Sonoco Products Co.	1,489,877	65,852,563
		130,279,781

Paper Products–0.58%

International Paper Co.	1,190,338	62,683,199

Personal Products–0.74%

L’Oreal S.A. (France)	446,648	79,854,646

Pharmaceuticals–4.53%

Bristol-Myers Squibb Co.	1,441,930	86,905,121
Eli Lilly and Co.	2,865,415	206,309,880
Johnson & Johnson	1,337,302	133,917,422
Novartis AG (Switzerland)	629,218	61,343,584
		488,476,007

Property & Casualty Insurance–0.79%

Travelers Cos., Inc. (The)	832,269	85,573,899

Regional Banks–5.97%

Cullen/Frost Bankers, Inc.	545,222	33,967,331
Fifth Third Bancorp	4,228,748	73,157,340
KeyCorp	12,951,853	168,244,570
M&T Bank Corp.	815,867	92,323,510
SunTrust Banks, Inc.	3,110,649	119,511,135
Zions Bancorp.	6,539,699	156,691,188
		643,895,074

Restaurants–1.56%

Darden Restaurants, Inc.	2,737,735	168,042,174

	Shares	Value

Semiconductors–1.64%

Linear Technology Corp.	2,270,713	$102,045,842
Texas Instruments Inc.	1,401,324	74,900,768
		176,946,610

Soft Drinks–1.87%

Coca-Cola Co. (The)	4,908,431	202,080,104

Specialized REIT’s–0.61%

Weyerhaeuser Co.	1,829,808	65,598,617

Systems Software–0.42%

Microsoft Corp.	1,112,335	44,938,334

Thrifts & Mortgage Finance–1.20%

Hudson City Bancorp, Inc.	14,395,676	129,129,214

Tobacco–1.95%

Altria Group, Inc.	2,321,086	123,249,666
Philip Morris International Inc.	1,084,474	87,018,194
		210,267,860
Total Common Stocks & Other Equity Interests (Cost $6,992,421,926)		9,705,885,660

Money Market Funds–9.82%

Liquid Assets Portfolio – Institutional Class (b)	529,093,973	529,093,973
Premier Portfolio –Institutional Class (b)	529,093,972	529,093,972
Total Money Market Funds (Cost $1,058,187,945)		1,058,187,945
TOTAL INVESTMENTS–99.87% (Cost $8,050,609,871)		10,764,073,605
OTHER ASSETS LESS LIABILITIES–0.13%		13,780,759
NET ASSETS–100.00%		$10,777,854,364

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,803,986,198	$960,087,407	$—	$10,764,073,605
Forward Foreign Currency Contracts*	—	13,850,808	—	13,850,808
Total Investments	$9,803,986,198	$973,938,215	$—	$10,777,924,413

* Unrealized appreciation.

Invesco Diversified Dividend Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
03/27/15	Citigroup Global Markets Inc.	EUR	161,324,464	USD	189,969,236	$182,379,641	$7,589,595
03/27/15	Deutsche Bank Securities Inc.	EUR	132,834,257	USD	156,432,263	150,171,050	6,261,213
Total Forward Foreign Currency Contracts - Currency Risk							$13,850,808

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $361,562,096 and $207,094,979, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,855,457,807
Aggregate unrealized (depreciation) of investment securities	(142,065,188)
Net unrealized appreciation of investment securities	$2,713,392,619
Cost of investments for tax purposes is $8,050,680,986.

Invesco Diversified Dividend Fund

Invesco Summit Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2015

invesco.com/us	SUM-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.43%

Advertising–1.00%

Interpublic Group of Cos., Inc. (The)	926,582	$18,476,045

Aerospace & Defense–2.09%

B/E Aerospace, Inc. (b)	153,115	8,931,198
Honeywell International Inc.	199,509	19,504,000
Textron Inc.	233,829	9,951,762
		38,386,960

Agricultural Products–1.16%

Archer-Daniels-Midland Co.	457,409	21,328,982

Airlines–0.61%

Delta Air Lines, Inc.	235,678	11,149,926

Apparel, Accessories & Luxury Goods–0.91%

Michael Kors Holdings Ltd. (b)	236,037	16,709,059

Application Software–2.42%

Monitise PLC (United Kingdom)(b)(c)	29,724,950	5,819,937
salesforce.com, inc. (b)	539,379	30,447,944
Splunk Inc. (b)	159,387	8,232,339
		44,500,220

Asset Management & Custody Banks–0.63%

BlackRock, Inc.	34,279	11,672,342

Automotive Retail–0.42%

Advance Auto Parts, Inc.	48,596	7,726,764

Biotechnology–11.53%

Alkermes PLC (b)	512,708	37,043,153
Amgen Inc.	232,882	35,458,614
Biogen Idec Inc. (b)	71,056	27,652,153
Celgene Corp. (b)	539,193	64,250,238
Gilead Sciences, Inc. (b)	389,117	40,791,135
Vertex Pharmaceuticals Inc. (b)	64,552	7,109,757
		212,305,050

Broadcasting–0.69%

CBS Corp. -Class B	232,333	12,734,172

Building Products–0.36%

Trex Co., Inc. (b)	156,209	6,643,569

Cable & Satellite–4.16%

Comcast Corp. -Class A	315,248	16,753,855
DISH Network Corp. -Class A (b)	501,018	35,246,617
Time Warner Cable Inc.	181,010	24,640,891
		76,641,363

	Shares	Value

Commodity Chemicals–0.51%

LyondellBasell Industries N.V. -Class A	119,103	$9,419,856

Communications Equipment–1.55%

Cisco Systems, Inc.	170,565	4,496,946
Palo Alto Networks, Inc. (b)	190,756	24,109,651
		28,606,597

Construction & Engineering–0.66%

Quanta Services, Inc. (b)	459,488	12,167,242

Construction Materials–1.03%

Vulcan Materials Co.	267,903	18,889,841

Consumer Electronics–0.65%

Harman International Industries, Inc.	92,713	12,018,386

Consumer Finance–1.04%

Capital One Financial Corp.	260,440	19,066,812

Data Processing & Outsourced Services–2.98%

Visa Inc. -Class A	214,960	54,795,454

Diversified Support Services–0.60%

Mobile Mini, Inc.	301,791	10,955,013

Drug Retail–0.73%

CVS Health Corp.	137,517	13,498,669

Electrical Components & Equipment–1.30%

AMETEK, Inc.	499,327	23,917,763

Fertilizers & Agricultural Chemicals–0.81%

Monsanto Co.	125,724	14,832,918

Food Retail–1.95%

Kroger Co. (The)	521,050	35,978,503

General Merchandise Stores–0.43%

Dollar Tree, Inc. (b)	110,098	7,827,968

Health Care Equipment–0.15%

Medtronic PLC	37,637	2,687,265

Health Care Facilities–0.70%

HCA Holdings, Inc. (b)	181,923	12,880,148

Health Care Services–0.62%

Omnicare, Inc.	152,581	11,440,523

Home Entertainment Software–0.61%

Electronic Arts Inc. (b)	206,104	11,306,865

Home Improvement Retail–2.35%

Lowe’s Cos., Inc.	637,516	43,198,084

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Homebuilding–0.83%

Lennar Corp. -Class A	278,060	$12,487,675
Taylor Morrison Home Corp. -Class A (b)	157,554	2,799,734
		15,287,409

Hotels, Resorts & Cruise Lines–2.74%

Carnival Corp.	201,433	8,854,995
Norwegian Cruise Line Holdings Ltd. (b)	99,060	4,334,865
Royal Caribbean Cruises Ltd.	492,774	37,229,076
		50,418,936

Household Appliances–1.42%

Whirlpool Corp.	131,306	26,140,399

Industrial Conglomerates–0.56%

Danaher Corp.	124,153	10,227,724

Industrial Gases–0.48%

Praxair, Inc.	73,757	8,894,357

Industrial Machinery–0.41%

Flowserve Corp.	137,694	7,502,946

Insurance Brokers–0.78%

Aon PLC	159,900	14,398,995

Integrated Telecommunication Services–0.90%

Koninklijke KPN N.V. (Netherlands)	5,340,241	16,521,992

Internet Retail–2.98%

Amazon.com, Inc. (b)	80,511	28,543,565
Priceline Group Inc. (The) (b)	25,998	26,244,461
		54,788,026

Internet Software & Services–9.05%

Alibaba Group Holding Ltd. -ADR (China)(b)	186,953	16,653,773
Baidu, Inc. -ADR (China)(b)	59,255	12,912,850
Facebook Inc. -Class A (b)	912,107	69,238,042
Google Inc. -Class A (b)	45,287	24,344,027
Google Inc. -Class C (b)	81,210	43,408,369
		166,557,061

Investment Banking & Brokerage–1.51%

Charles Schwab Corp. (The)	629,114	16,344,382
Lazard Ltd. -Class A	251,632	11,524,745
		27,869,127

Leisure Products–0.59%

Brunswick Corp.	200,186	10,866,096

Life Sciences Tools & Services–1.05%

Thermo Fisher Scientific, Inc.	154,811	19,383,885

Oil & Gas Equipment & Services–0.95%

Baker Hughes Inc.	183,767	10,656,648
Halliburton Co.	169,397	6,774,186
		17,430,834

	Shares	Value

Oil & Gas Exploration & Production–3.22%

Cimarex Energy Co.	120,869	$12,473,681
Devon Energy Corp.	457,406	27,567,860
Pioneer Natural Resources Co.	127,380	19,174,511
		59,216,052

Packaged Foods & Meats–1.68%

Mead Johnson Nutrition Co.	92,150	9,075,854
Mondelez International Inc. -Class A	621,405	21,898,312
		30,974,166

Personal Products–0.48%

Estee Lauder Cos. Inc. (The) -Class A	124,974	8,821,915

Pharmaceuticals–4.17%

AbbVie Inc.	305,545	18,439,641
Actavis PLC (b)	91,686	24,437,986
Bristol-Myers Squibb Co.	310,077	18,688,341
Mylan Inc. (b)	286,456	15,225,136
		76,791,104

Publishing–0.36%

Tribune Media Co. -Class A (b)	110,886	6,530,077

Railroads–1.00%

Union Pacific Corp.	156,245	18,313,477

Regional Banks–0.75%

First Republic Bank	269,305	13,713,011

Restaurants–1.52%

Papa John’s International, Inc.	140,862	8,939,103
Starbucks Corp.	217,761	19,060,620
		27,999,723

Semiconductor Equipment–0.24%

Applied Materials, Inc.	197,099	4,501,741

Semiconductors–5.72%

Avago Technologies Ltd. (Singapore)	170,127	17,502,666
Micron Technology, Inc. (b)	674,427	19,737,106
NXP Semiconductors N.V. (Netherlands)(b)	490,187	38,891,436
ON Semiconductor Corp. (b)	1,409,972	14,113,820
Skyworks Solutions, Inc.	180,601	14,998,913
		105,243,941

Soft Drinks–1.77%

Monster Beverage Corp. (b)	279,182	32,650,335

Specialized Finance–0.25%

Intercontinental Exchange, Inc.	22,421	4,612,672

Systems Software–2.27%

Oracle Corp.	194,286	8,138,640
ServiceNow, Inc. (b)	461,993	33,679,290
		41,817,930

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Technology Hardware, Storage & Peripherals–4.36%

Apple Inc.	685,364	$80,297,246

Tires & Rubber–0.40%

Goodyear Tire & Rubber Co. (The)	301,850	7,316,844

Trucking–0.90%

Old Dominion Freight Line, Inc. (b)	236,792	16,603,855

Wireless Telecommunication Services–1.44%

SBA Communications Corp. -Class A (b)	112,359	13,112,295
Sprint Corp. (b)(c)	3,132,219	13,468,542
		26,580,837
Total Common Stocks & Other Equity Interests (Cost $1,289,478,173)		1,830,035,072

Money Market Funds–0.88%

Liquid Assets Portfolio –Institutional Class (d)	8,133,752	8,133,752
Premier Portfolio –Institutional Class (d)	8,133,753	8,133,753
Total Money Market Funds (Cost $16,267,505)		16,267,505
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.31% (Cost $1,305,745,678)		1,846,302,577

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.29%

Liquid Assets Portfolio - Institutional Class (Cost $5,275,233)(d)(e)	5,275,233	$5,275,233
TOTAL INVESTMENTS–100.60% (Cost $1,311,020,911)		1,851,577,810
OTHER ASSETS LESS LIABILITIES–(0.60)%		(10,961,277)
NET ASSETS–100.00%		$1,840,616,533

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$4,611,276	$(4,611,276)	$—
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Summit Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Summit Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,835,055,818	$16,521,992	$—	$1,851,577,810

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $262,728,477 and $303,236,300, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$607,985,404
Aggregate unrealized (depreciation) of investment securities	(68,672,991)
Net unrealized appreciation of investment securities	$539,312,413
Cost of investments for tax purposes is $1,312,265,397.

Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.